Cover Cover	Sep. 04, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	OCH-ZIFF CAPITAL MANAGEMENT GROUP INC.
Entity Central Index Key	0001403256
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33805
Entity Tax Identification Number	26-0354783
Entity Address, Address Line One	9 West 57th Street,
Entity Address, State or Province	NY
Entity Address, City or Town	New York,
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	790-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Shares
Trading Symbol	OZM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false